OTHER CURRENT LIABILITIES (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Other Liabilities Disclosure [Abstract]
Balance at Beginning of Period	$ 546,076
Initial Recognition of Derivative Liabilities	7,228,134
Change in Fair Value of Derivative Liabilities	(2,066,495)	$ (8,041,429)	$ (8,797,409)	$ (3,908,722)
Balance at End of Period	$ 5,707,715		$ 546,076